Share-Based Compensation - Schedule of Share-Based Compensation Expenses for Service Suppliers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Service suppliers:
Total share compensation for service suppliers:	$ 31,782,519	¥ 215,647,569
Selling and Marketing Expenses [Member]
Service suppliers:
Total share compensation for service suppliers:	6,842,496	46,427,023
General and Administrative Expenses [Member]
Service suppliers:
Total share compensation for service suppliers:	9,544,406	64,759,745
Research and Development Expenses [Member]
Service suppliers:
Total share compensation for service suppliers:	$ 15,395,617	¥ 104,460,801